Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 4,278,124,000	$ 11,608,855,000	$ 1,041,008,000
Prepaid expenses and other receivables	15,242,000	160,987,000
Total current assets	12,126,396,000	14,915,109,000
Total assets	14,114,568,000	16,748,174,000
Current liabilities
Accrued expenses and other payables	242,528,000	508,549,000
Dividend payable	141,993,000	17,125,000
Total current liabilities	1,091,635,000	2,412,846,000
Total liabilities	1,401,907,000	2,872,165,000
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2021 - 14,630,813)	15,000	15,000
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,502,243 (2021 - 99,502,243)	100,000	100,000
Additional paid-in capital	540,582,000	547,691,000
Subscriptions receivable		(7,109,000)
Accumulated other comprehensive income (loss)	(383,276,000)	130,622,000
Retained earnings	7,225,987,000	7,141,819,000
Total shareholders' equity	8,921,421,000	9,327,435,000
Total liabilities and equity	14,114,568,000	16,748,174,000
Parent Company
Current assets
Cash and cash equivalents	104,926,000	126,159,000	$ 56,666,000	$ 70,201,000
Prepaid expenses and other receivables	490,000	1,666,000
Amount due from subsidiaries	31,019,000	30,979,000
Dividends receivable	3,195,000	3,195,000
Total current assets	139,630,000	161,999,000
Investment in subsidiaries	8,813,550,000	9,202,040,000
Total assets	8,953,180,000	9,364,039,000
Current liabilities
Accrued expenses and other payables	4,617,000	15,779,000
Amount due to subsidiaries	4,035,000	3,700,000
Dividend payable	23,107,000	17,125,000
Total current liabilities	31,759,000	36,604,000
Total liabilities	31,759,000	36,604,000
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2021 - 14,630,813)	15,000	15,000
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,502,243 (2021 - 99,502,243)	100,000	100,000
Additional paid-in capital	540,582,000	547,691,000
Subscriptions receivable	0	(7,109,000)
Accumulated other comprehensive income (loss)	(383,276,000)	130,622,000
Retained earnings	8,764,000,000	8,656,116,000
Total shareholders' equity	8,921,421,000	9,327,435,000
Total liabilities and equity	$ 8,953,180,000	$ 9,364,039,000